EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Inverse NASDAQ-100® Strategy Fund, Precious Metals Fund and All-Asset Conservative Strategy Fund in interactive data format.

Exhibit Index

Exhibit Number                                Description

EX-101.INS                                      XBRL Instance Document

EX-101.SCH                                     XBRL Taxonomy Extension Schema Document

EX-101.CAL                                     XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                      XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                                     XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                      XBRL Taxomony Extension Presentation Linkbase